CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the forms of prospectuses and the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund and Neuberger Berman Strategic Income Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (“Amendment No. 97”), and (b) that Amendment No. 97 was filed electronically.

Dated: March 5, 2013	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary